INVESTMENTS SUBJECT TO SIGNIFICANT INFLUENCE AND EQUITY INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Investments Subject to Significant Influence and Equity Earnings [Abstract]
Equity Method Investments [Table Text Block]
Investments subject to significant influence consisted of the following:

			Equity Income		Percentage
	Carrying Value		For the year ended		of
millions of Canadian dollars	As at December 31		December 31		Ownership
	2018	2017	2018	2017	2018
NSPML	$545	$510	$45	$36	100.0
LIL (1)	534	492	42	37	49.5
M&NP (2)	155	156	22	23	12.9
Lucelec (2)	42	39	3	3	19.1
Bear Swamp (3)	-	-	38	23	50.0
Other Investments	40	18	4	2
	$1,316	$1,215	$154	$124
(1) Emera indirectly owns 100 per cent of the Class B units, which comprises 24.9 per cent of the total units issued. Emera’s percentage ownership in LIL is subject to change, based on the balance of capital investments required from Emera and Nalcor Energy to complete construction of the LIL. Emera’s ultimate percentage investment in LIL will be determined upon final costing of all transmission projects related to the Muskrat Falls development, including the LIL, Labrador Transmission Assets and Maritime Link Projects, such that Emera’s total investment in the Maritime Link and LIL will equal 49 per cent of the cost of all of these transmission developments.
(2) Although Emera’s ownership percentage of these entities is relatively low, it is considered to have significant influence over the operating and financial decisions of these companies through Board representation. Therefore, Emera records its investment in these entities using the equity method.
(3) The investment balance in Bear Swamp is in a credit position, primarily a result of a $179 million distribution received in Q4 2015. Bear Swamp's credit investment balance of $172 million (2017 - $188 million) is recorded in "Other long-term liabilities" on the Consolidated Balance Sheets.

Variable Interest Investment As An Equity Investment Consolidated Summarized Balance Sheet [Table Text Block]
Emera accounts for its variable interest investment in NSPML as an equity investment (note 31). NSPML's consolidated summarized balance sheets are illustrated as follows:

As at	December 31
millions of Canadian dollars	2018	2017
Balance Sheets
Current assets	$86	$225
Property, plant and equipment	1,690	1,720
Non-current assets	140	74
Total assets	$1,916	$2,019
Current liabilities	$21	$180
Long-term debt	1,288	1,287
Non-current liabilities	62	42
Equity	545	510
Total liabilities and equity	$1,916	$2,019